Note L - Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Other Commitments [Table Text Block]
	2018	2017
Fixed rate	$121	$96
Variable rate	66,580	64,624
Standby letters of credit	4,325	4,139